The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 96.8%
	Shares	Value
BRAZIL — 9.8%
Atacadao *	4,512,800	$7,670,857
Banco Bradesco	9,858,940	23,761,933
Banco do Brasil	2,179,200	10,912,601
Lojas Renner	2,975,400	9,831,158
Petroleo Brasileiro ADR	998,128	14,383,024
Sendas Distribuidora SA *	5,409,600	7,457,477
Vale	695,600	8,129,826
		82,146,876
CHINA — 37.9%
Alibaba Group Holding	398,100	5,633,116
Alibaba Group Holding ADR	146,642	15,561,649
Beijing New Building Materials, Cl A	4,138,129	19,451,760
Beijing Oriental Yuhong Waterproof Technology, Cl A	5,742,512	11,286,789
Budweiser Brewing APAC	6,172,600	8,305,459
China Hongqiao Group	5,577,500	9,298,404
China Jushi, Cl A	8,208,234	13,758,189
China Merchants Port Holdings	89,477	142,494
China Overseas Land & Investment	13,145,469	26,920,492
China Resources Power Holdings	3,012,865	8,177,602
Gree Electric Appliances of Zhuhai, Cl A	5,573,800	38,084,972
Hengli Petrochemical, Cl A	7,042,899	15,719,816
Industrial & Commercial Bank of China, Cl H	22,633,000	13,509,023
Jiangsu Yanghe Distillery, Cl A	1,042,500	14,738,327
Li Ning	3,974,000	10,070,660
PICC Property & Casualty, Cl H	4,588,000	6,798,917
Ping An Insurance Group of China, Cl H	3,355,500	21,646,716
SITC International Holdings	2,999,642	8,103,126
Sunny Optical Technology Group	1,976,479	14,619,210
Tencent Holdings	606,500	34,686,790
Trip.com Group ADR *	360,846	21,445,078
		317,958,589
HONG KONG — 4.2%
Melco Resorts & Entertainment ADR *	1,338,151	10,424,196
Sino Biopharmaceutical	18,025,151	8,648,715
WH Group	20,640,306	16,355,382
		35,428,293
HUNGARY — 1.3%
OTP Bank Nyrt	211,373	11,050,864
INDIA — 4.6%
HDFC Bank	1,143,366	23,631,713
Hindalco Industries	785,977	7,092,446

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
Manappuram Finance	3,115,483	$7,485,598
		38,209,757
MACAO — 3.6%
Galaxy Entertainment Group	2,817,000	14,150,498
Sands China *	6,100,400	15,631,890
		29,782,388
PERU — 1.3%
Credicorp	60,993	11,037,903
RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–
SOUTH AFRICA — 7.3%
Absa Group	1,384,240	14,055,915
MTN Group	4,733,609	25,159,156
Naspers, Cl N	90,652	22,009,901
		61,224,972
SOUTH KOREA — 11.2%
DB Insurance	90,745	7,792,815
Hana Financial Group	185,145	8,324,941
Hyundai Mobis	64,723	10,764,894
KB Financial Group	142,479	8,814,370
Samsung Electronics	501,013	23,562,208
SK Hynix	225,781	30,145,571
WONIK IPS *	179,917	4,271,945
		93,676,744
TAIWAN — 8.6%
Chailease Holding	2,025,068	10,462,409
Taiwan Semiconductor Manufacturing	551,000	16,662,411
Taiwan Semiconductor Manufacturing ADR	96,067	16,683,956
Yageo	1,235,238	24,317,159
Zhen Ding Technology Holding	1,119,000	4,013,287
		72,139,222
THAILAND — 4.8%
CP ALL	4,754,400	9,677,980
Kasikornbank	3,538,600	16,495,688
SCB X	4,149,900	14,057,621
		40,231,289
UNITED STATES — 2.2%
JBS	843,300	4,893,205

The Advisors’ Inner Circle Fund III	ARGA EMERGING MARKETS
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
Las Vegas Sands	270,229	$13,603,328
		18,496,533
TOTAL COMMON STOCK
(Cost $663,312,621)		811,383,430

TOTAL INVESTMENTS— 96.8%
(Cost $663,312,621)		$811,383,430

Percentages are based on Net Assets of $838,308,159.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

ARG-QH-001-0700

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 94.9%
	Shares	Value
AUSTRALIA — 1.0%
QBE Insurance Group	41,901	$479,134
South32	147,820	385,275
		864,409
BRAZIL — 4.5%
Ambev	336,700	811,512
Banco Bradesco ADR	499,319	1,328,188
Banco do Brasil	77,211	386,643
Lojas Renner	452,800	1,496,118
		4,022,461
CANADA — 2.9%
Great-West Lifeco	14,035	478,609
Magna International	19,270	790,491
Nutrien	27,597	1,326,133
		2,595,233
CHINA — 16.4%
Alibaba Group Holding	500	7,075
Alibaba Group Holding ADR	19,261	2,043,977
China Overseas Land & Investment	826,304	1,692,181
Gree Electric Appliances of Zhuhai, Cl A	273,600	1,869,470
Li Ning	623,500	1,580,034
Ping An Insurance Group of China, Cl H	266,627	1,720,041
Tencent Holdings	73,220	4,187,579
Trip.com Group ADR *	26,186	1,556,234
		14,656,591
FINLAND — 2.0%
Neste	35,720	693,048
Nokia	255,353	1,115,384
		1,808,432
FRANCE — 9.6%
Accor	84,225	3,656,454
Airbus	8,792	1,284,228
Kering	8,532	2,439,410
Societe Generale	28,602	711,587
Teleperformance	5,027	520,411
		8,612,090
GERMANY — 2.8%
BASF	13,955	738,721
Bayer	49,492	1,670,668
Fresenius & KGaA *	1,982	75,521
		2,484,910

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
HONG KONG — 2.7%
CK Asset Holdings	4,500	$19,797
Melco Resorts & Entertainment ADR *	5,371	41,840
Prudential	247,997	2,303,016
Sun Hung Kai Properties	2,000	22,010
		2,386,663
INDIA — 0.6%
HDFC Bank ADR	8,118	507,862
ITALY — 2.2%
Eni	57,957	882,693
Leonardo	22,145	493,508
Saipem *	271,223	597,334
		1,973,535
JAPAN — 9.8%
Japan Airlines	36,000	630,579
Kobe Steel	107,300	1,277,745
Marubeni	28,100	457,499
Nidec	157,600	3,296,195
Olympus	31,600	597,701
Shimizu	117,100	801,307
Takeda Pharmaceutical	40,100	1,144,758
Toray Industries	97,400	571,422
		8,777,206
LUXEMBOURG — 0.7%
ArcelorMittal	24,898	652,417
MACAO — 3.5%
Galaxy Entertainment Group	82,000	411,907
Sands China *	1,046,800	2,682,359
		3,094,266
MEXICO — 0.9%
Cemex	1,337,400	818,470
NETHERLANDS — 3.7%
ABN AMRO Bank GDR	39,111	705,509
Aegon	156,627	1,005,649
Koninklijke Ahold Delhaize	46,385	1,602,189
		3,313,347
NORWAY — 1.5%
Aker BP	1,405	30,116
Equinor	52,388	1,323,978
		1,354,094
SOUTH KOREA — 6.3%
Hyundai Mobis	8,343	1,387,629

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† (continued)
	Shares	Value
Samsung Electronics	32,609	$1,533,573
Shinhan Financial Group	18,843	799,714
SK Hynix	14,061	1,877,381
		5,598,297
SPAIN — 6.3%
Banco Bilbao Vizcaya Argentaria	180,453	1,950,061
Banco Santander	411,873	2,109,225
Enagas	99,802	1,530,886
		5,590,172
SWEDEN — 2.3%
Boliden	61,550	2,087,858
SWITZERLAND — 2.9%
UBS Group	83,515	2,571,514
UNITED KINGDOM — 3.0%
BP	74,683	391,103
easyJet	2,079	14,454
HSBC Holdings	117,327	1,049,711
Kingfisher	23,820	102,545
Taylor Wimpey	185,021	406,419
Whitbread	16,841	705,639
		2,669,871
UNITED STATES — 9.3%
Genpact	42,903	1,682,227
GSK	54,672	1,108,468
Las Vegas Sands	56,136	2,825,886
Shell	10,359	335,850
Smurfit WestRock	22,738	1,136,337
Tenaris	77,234	1,215,231
		8,303,999
TOTAL COMMON STOCK
(Cost $79,698,474)		84,743,697

PREFERRED STOCK†† — 2.7%

BRAZIL — 1.8%
Gerdau (A)	256,068	899,672
Petroleo Brasileiro (A)	108,400	717,931
		1,617,603

The Advisors’ Inner Circle Fund III	ARGA INTERNATIONAL
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
PREFERRED STOCK†† (continued)
	Shares	Value
GERMANY — 0.9%
Henkel & KGaA (A)	8,901	$836,249

TOTAL PREFERRED STOCK
(Cost $2,443,664)		2,453,852

TOTAL INVESTMENTS— 97.6%
(Cost $82,142,138)		$87,197,549

Percentages are based on Net Assets of $89,311,875.
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

ARG-QH-001-0700

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.4%
	Shares	Value
COMMUNICATION SERVICES — 6.4%
Comcast, Cl A	573	$23,934
Liberty Global, Cl A *	909	19,189
Walt Disney	355	34,148
		77,271
CONSUMER DISCRETIONARY — 13.2%
Las Vegas Sands	840	42,285
Lear	185	20,193
Mohawk Industries *	154	24,745
Newell Brands	1,895	14,553
Tapestry	1,204	56,564
		158,340
CONSUMER STAPLES — 3.6%
Target	240	37,406
Tyson Foods, Cl A	91	5,420
		42,826
ENERGY — 9.7%
EQT	328	12,018
Helmerich & Payne	886	26,952
Occidental Petroleum	379	19,534
Patterson-UTI Energy	2,509	19,194
PBF Energy, Cl A	236	7,304
Petroleo Brasileiro ADR	753	10,851
Phillips 66	158	20,769
		116,622
FINANCIALS — 14.1%
American International Group	154	11,277
Bank of America	580	23,014
Citigroup	374	23,412
First American Financial	365	24,094
Invesco	1,345	23,618
MetLife	316	26,064
RenaissanceRe Holdings	36	9,806
SLM	703	16,078
Wells Fargo	208	11,750
		169,113
HEALTH CARE — 14.0%
AbbVie	135	26,660
Baxter International	560	21,263
Cardinal Health	105	11,605
CVS Health	280	17,606
Gilead Sciences	521	43,681

The Advisors’ Inner Circle Fund III	ARGA
VALUE FUND
SEPTEMBER 30, 2024
(UNAUDITED)

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
Labcorp Holdings	101	$22,571
Medtronic	271	24,398
		167,784
INDUSTRIALS — 9.0%
AGCO	257	25,150
Genpact	593	23,252
Stanley Black & Decker	351	38,656
WESCO International	123	20,661
		107,719
INFORMATION TECHNOLOGY — 13.4%
Amdocs	271	23,707
Arrow Electronics *	236	31,348
Cisco Systems	233	12,401
Flex *	716	23,936
Jabil	212	25,404
Skyworks Solutions	208	20,544
TE Connectivity	159	24,007
		161,347
MATERIALS — 12.1%
Alcoa	1,161	44,791
Berry Global Group	349	23,725
Celanese, Cl A	79	10,741
Dow	547	29,883
FMC	182	12,001
LyondellBasell Industries, Cl A	252	24,167
		145,308
UTILITIES — 2.9%
UGI	1,408	35,228
TOTAL COMMON STOCK
(Cost $1,086,935)		1,181,558

TOTAL INVESTMENTS— 98.4%
(Cost $1,086,935)		$1,181,558

Percentages are based on Net Assets of $1,201,008.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

ARG-QH-001-0700